Summary of Significant Accounting Policies (Details) - Schedule of other current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of other current assets [Line Items]
Total other current assets	$ 2,710,031	$ 210,225
Prepaid material purchases [Member]
Summary of Significant Accounting Policies (Details) - Schedule of other current assets [Line Items]
Total other current assets	2,454,298	96,095
Other Prepayments [Member]
Summary of Significant Accounting Policies (Details) - Schedule of other current assets [Line Items]
Total other current assets	199,323	110,326
Other [Member]
Summary of Significant Accounting Policies (Details) - Schedule of other current assets [Line Items]
Total other current assets	$ 56,410	$ 3,804